COMMITMENTS AND CONTINGENCIES - OPERATING LEASES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Leases, Rent Expense [Abstract]
Operating Leases, Rent Expense	$ 78	$ 81	$ 74
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Future Minimum Payments Due, Current	73
Operating Leases, Future Minimum Payments, Due in Two Years	65
Operating Leases, Future Minimum Payments, Due in Three Years	64
Operating Leases, Future Minimum Payments, Due in Four Years	57
Operating Leases, Future Minimum Payments, Due in Five Years	50
Operating Leases, Future Minimum Payments, Due Thereafter	271
Operating Leases, Future Minimum Payments Due, Total	580
Operating Leases, Annual Rent Escalation [Abstract]
Operating Leases, Annual Rent Escalation, Range, Minimum	2.00%
Operating Leases, Annual Rent Escalation, Range, Maximum	6.00%
Utility Subsidiaries [Member]
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Aggregate Maximum Lease Limit	150
Operating Leases, Lease Limit Utilized	134
San Diego Gas and Electric Company [Member]
Operating Leases, Rent Expense [Abstract]
Operating Leases, Rent Expense	26	23	20
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Future Minimum Payments Due, Current	24
Operating Leases, Future Minimum Payments, Due in Two Years	24
Operating Leases, Future Minimum Payments, Due in Three Years	22
Operating Leases, Future Minimum Payments, Due in Four Years	18
Operating Leases, Future Minimum Payments, Due in Five Years	16
Operating Leases, Future Minimum Payments, Due Thereafter	75
Operating Leases, Future Minimum Payments Due, Total	179
Operating Leases, Annual Rent Escalation [Abstract]
Operating Leases, Annual Rent Escalation, Range, Minimum	4.00%
Operating Leases, Annual Rent Escalation, Range, Maximum	6.00%
Southern California Gas Company [Member]
Operating Leases, Rent Expense [Abstract]
Operating Leases, Rent Expense	38	31	26
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Future Minimum Payments Due, Current	39
Operating Leases, Future Minimum Payments, Due in Two Years	35
Operating Leases, Future Minimum Payments, Due in Three Years	35
Operating Leases, Future Minimum Payments, Due in Four Years	34
Operating Leases, Future Minimum Payments, Due in Five Years	30
Operating Leases, Future Minimum Payments, Due Thereafter	156
Operating Leases, Future Minimum Payments Due, Total	$ 329
Operating Leases, Annual Rent Escalation [Abstract]
Operating Leases, Annual Rent Escalation, Range, Minimum	2.00%
Operating Leases, Annual Rent Escalation, Range, Maximum	5.00%